Summary of General Terms of Stock-Based Compensation Plans for Awards Granted (Detail) - 2007 Plan	12 Months Ended
Dec. 31, 2025 $ / shares shares
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Granted awards | shares	675,057 [1]
Vesting schedule	immediately upon granting to four years
Minimum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options' exercise price	$ 2.9
Maximum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options' exercise price	90.85
Restricted Stock Units (RSUs) | Minimum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
RSUs' grant date fair value	12.35
Restricted Stock Units (RSUs) | Maximum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
RSUs' grant date fair value	$ 76.75

[1]	The granted awards, net of forfeited or canceled options or shares, were within reserved shares of 400 thousand ordinary shares.